PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid expenses and other current assets
	December 31	December 31
	2022	2021
Receivable from Minjiang University	$1,520,472	-
Prepaid expenses (2)	1,350,171	67,827
Security deposits	178,947	97,208
Receivable from Fuzhou Education Bureau	126,441	-
Receivable from Melbourne Institute of Technology	119,903	-
Other receivable (1)	300,133	10,921
Subtotal	3,596,067	175,956
Allowance for doubtful accounts	(120,353)	-
Prepaid expenses and other current assets, net	$3,475,714	$175,956